Leases (Details) - Schedule of Maturities of Operating Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024	$ 283,472
2025	71,358
Total future minimum lease payments	354,830
Less: imputed interest	9,758
Present value of operating lease liabilities	$ 345,072